Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of unrealized and Realized Gains and Losses Equity Securities
The unrealized and realized gains and losses related to equity securities for the year ended December 31, 2020, 2019 and 2018 are as follows:

	Years ended December 31
	2020	2019	2018
	(Millions of yen)
Net gains and (losses) recognized during the period on equity securities	1,959	2,148	(6,092)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	477	(76)	675
Unrealized gains and (losses) recognized during the period on equity securities still held at December 31.	1,482	2,224	(6,767)